RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	1,291	991	932	133
Product sales to Perfect World Group	97	5	—	—
Rental and property management services from Perfect World Group(1)	24,666	22,663	18,742	2,681
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	5,136	2,232	463	67
Research and development outsourcing and other services from Hongen Education	576	412	304	43
Research and development outsourcing services from Equity Investee	52	—	—	—
Assets acquired from Perfect World Group(2)	—	64,046	—	—
As of December 31,